Business Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Business Segment Information

Note 18 Business Segment Information

U.S. Cellular and TDS Telecom are billed for all services they receive from TDS, consisting primarily of information processing, accounting and finance, and general management services.  Such billings are based on expenses specifically identified to U.S. Cellular and TDS Telecom and on allocations of common expenses.  Management believes the method used to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular and TDS Telecom are reflected in the accompanying business segment information on a basis that is representative of what they would have been if U.S. Cellular and TDS Telecom operated on a stand-alone basis.

Financial data for TDS’ reportable segments for 2016, 2015 and 2014, is as follows.  See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

		TDS Telecom
Year Ended or as of December 31, 2016	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,030	$696	$185	$119	$(5)	$995	$(26)	$3,999
Equipment and product sales	909	2	–	155	–	157	39	1,105
Total operating revenues	3,939	698	185	273	(5)	1,151	14	5,104
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	760	258	94	82	(4)	430	(1)	1,189
Cost of equipment and products	1,081	2	–	128	–	131	28	1,240
Selling, general and administrative	1,480	197	51	48	–	295	(16)	1,759
Depreciation, amortization and accretion	618	159	37	29	–	224	8	850
(Gain) loss on asset disposals, net	22	2	2	–	–	4	1	27
(Gain) loss on sale of business and other exit costs, net	–	–	–	–	–	–	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	–	–	–	(1)	–	(20)
Operating income (loss)	(3)	80	2	(14)	–	67	(4)	60
Equity in earnings of unconsolidated entities	140	–	–	–	–	–	–	140
Interest and dividend income	57	3	–	–	–	3	2	62
Interest expense	(113)	1	–	(4)	–	(3)	(54)	(170)
Other, net	1	–	–	–	–	–	(1)	–
Income (loss) before income taxes	82	83	2	(18)	–	67	(57)	92
Income tax expense (benefit)¹	33					25	(18)	40
Net income (loss)	49					42	(39)	52
Add back:
Depreciation, amortization and accretion	618	159	37	29	–	224	8	850
(Gain) loss on asset disposals, net	22	2	2	–	–	4	1	27
(Gain) loss on sale of business and other exit costs, net	–	–	–	–	–	–	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	–	–	–	(1)	–	(20)
Interest expense	113	(1)	–	4	–	3	54	170
Income tax expense (benefit)¹	33					25	(18)	40
Adjusted EBITDA[2]	$816	$242	$41	$15	$–	$298	$4	$1,118

Investments in unconsolidated entities	$413	$4	$–	$–	$–	$4	$34	$451
Total assets	$7,110	$1,231	$599	$264	$–	$2,094	$242	$9,446
Capital expenditures	$446	$108	$54	$11	$–	$173	$11	$630

		TDS Telecom
Year Ended or as of December 31, 2015	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,350	$699	$175	$117	$(5)	$986	$(14)	$4,322
Equipment and product sales	647	2	–	170	–	172	35	854
Total operating revenues	3,997	701	175	287	(5)	1,158	21	5,176
Cost of services (excluding Depreciation, amortization
and accretion expense reported below)	775	255	79	85	(4)	414	2	1,191
Cost of equipment and products	1,053	2	–	143	–	145	26	1,224
Selling, general and administrative	1,494	194	54	47	–	294	(7)	1,781
Depreciation, amortization and accretion	607	166	35	27	–	228	9	844
(Gain) loss on asset disposals, net	16	5	1	–	–	6	–	22
(Gain) loss on sale of business and other exit costs, net	(114)	(10)	–	–	–	(10)	(12)	(136)
(Gain) loss on license sales and exchanges, net	(147)	–	–	–	–	–	–	(147)
Operating income (loss)	313	89	6	(15)	–	79	5	397
Equity in earnings of unconsolidated entities	140	–	–	–	–	–	–	140
Interest and dividend income	36	2	–	–	–	2	1	39
Interest expense	(86)	1	–	(2)	–	(1)	(55)	(142)
Other, net	1	–	–	–	–	–	–	1
Income (loss) before income taxes	404	92	7	(18)	–	81	(50)	435
Income tax expense (benefit)¹	157					35	(20)	172
Net income (loss)	247					46	(30)	263
Add back:
Depreciation, amortization and accretion	607	166	35	27	–	228	9	844
(Gain) loss on asset disposals, net	16	5	1	–	–	6	–	22
(Gain) loss on sale of business and other exit costs, net	(114)	(10)	–	–	–	(10)	(12)	(136)
(Gain) loss on license sales and exchanges, net	(147)	–	–	–	–	–	–	(147)
Interest expense	86	(1)	–	2	–	1	55	142
Income tax expense (benefit)¹	157					35	(20)	172
Adjusted EBITDA[2]	$852	$252	$42	$12	$–	$306	$2	$1,160

Investments in unconsolidated entities	$363	$4	$–	$–	$–	$4	$35	$402
Total assets	$7,060	$1,312	$578	$286	$–	$2,176	$186	$9,422
Capital expenditures	$533	$140	$52	$27	$–	$219	$7	$759

		TDS Telecom
Year Ended or as of December 31, 2014	U.S. Cellular	Wireline	Cable	HMS	TDS Telecom Eliminations	TDS Telecom Total	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,398	$715	$117	$110	$(4)	$938	$(7)	$4,329
Equipment and product sales	495	2	–	149	–	151	34	680
Total operating revenues	3,893	716	117	259	(4)	1,088	28	5,009
Cost of services (excluding Depreciation, amortization
and accretion reported below)	770	257	54	77	(4)	385	9	1,164
Cost of equipment and products	1,193	2	–	126	–	129	25	1,347
Selling, general and administrative	1,592	190	36	53	–	279	(6)	1,865
Depreciation, amortization and accretion	606	169	24	27	–	220	11	837
Loss on impairment of assets	–	–	–	84	–	84	4	88
(Gain) loss on asset disposals, net	21	2	2	–	–	5	1	27
(Gain) loss on sale of business and other exit costs, net	(33)	(2)	–	–	–	(2)	19	(16)
(Gain) loss on license sales and exchanges, net	(113)	–	–	–	–	–	–	(113)
Operating income (loss)	(143)	98	–	(109)	–	(10)	(37)	(190)
Equity in earnings of unconsolidated entities	130	–	–	–	–	–	2	132
Interest and dividend income	12	2	–	–	–	2	3	17
Interest expense	(57)	3	–	(2)	–	1	(55)	(111)
Other, net	(1)	–	–	–	–	–	1	–
Income (loss) before income taxes	(59)	104	–	(111)	–	(7)	(86)	(152)
Income tax expense (benefit)¹	(12)					18	(11)	(5)
Net income (loss)	(47)					(24)	(76)	(147)
Add back:
Depreciation, amortization and accretion	606	169	24	27	–	220	11	837
Loss on impairment of assets	–	–	–	84	–	84	4	88
(Gain) loss on asset disposals, net	21	2	2	–	–	5	1	27
(Gain) loss on sale of business and other exit costs, net	(33)	(2)	–	–	–	(2)	19	(16)
(Gain) loss on license sales and exchanges, net	(113)	–	–	–	–	–	–	(113)
Interest expense	57	(3)	–	2	–	(1)	55	111
Income tax expense (benefit)¹	(12)					18	(11)	(5)
Adjusted EBITDA[2]	$479	$270	$26	$2	$–	$298	$5	$782

Investments in unconsolidated entities	$283	$4	$–	$–	$–	$4	$35	$322
Total assets	$6,462	$1,419	$564	$269	$–	$2,252	$140	$8,854
Capital expenditures	$558	$136	$36	$37	$–	$208	$5	$771

Numbers may not foot due to rounding.

[1]	Income tax expense (benefit) is not provided at the individual segment level for Wireline, Cable and HMS. TDS calculates income tax expense for “TDS Telecom Total”.

[2]

Adjusted earnings before interest, taxes, depreciation, amortization and accretion (“Adjusted EBITDA”) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance.  Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above.  TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.